LONG-TERM DEBT - MORTGAGE (Schedule of long-term debt) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jan. 09, 2015
Less: Deferred financing costs
Due After One Year, Total		$ 5,264,285
Bond St. Building Brooklyn, NY Two [Member]
Mortgage:
Due Within One Year	5,298,610	168,501
Due After One Year		5,298,610
Less: Deferred financing costs
Due Within One Year	11,448
Due After One Year		34,325
Due Within One Year, Total	5,287,162	168,501
Due After One Year, Total		$ 5,264,285
Current Annual Interest Rate	3.54%	3.54%	3.54%
Final Payment Date	Feb. 01, 2020